UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

July 31, 2018

AFR-QTLY-0918
1.819945.113

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.7%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.83% 7/7/22 (b)(c)	$16,198	$16,062
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 5/30/25 (b)(c)	23,182	23,164
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 6/9/23 (b)(c)	29,403	29,407
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 8/22/24 (b)(c)	63,362	63,362
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 2/28/21 (b)(c)	13,955	13,618
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 4/30/25 (b)(c)	22,500	22,491
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (b)(c)	5,665	5,615

TOTAL AEROSPACE		173,719

Air Transportation - 0.3%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8216% 10/5/24 (b)(c)	11,460	11,492
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0636% 2/23/25 (b)(c)	20,990	21,026

TOTAL AIR TRANSPORTATION		32,518

Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/1/24 (b)(c)	9,768	9,817
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3268% 2/1/25 (b)(c)	2,710	2,737
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 4.07% 12/31/18 (b)(c)	7,147	7,153
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.83% 6/30/23 (b)(c)	25,365	25,296
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 11/27/20 (b)(c)	16,242	15,562
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3344% 11/27/21 (b)(c)	24,370	20,227
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 3/31/24 (b)(c)	13,169	13,193
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5768% 4/18/23 (b)(c)	14,978	15,353

TOTAL AUTOMOTIVE & AUTO PARTS		109,338

Broadcasting - 1.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.831% 11/18/24 (b)(c)	48,146	47,520
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 9.052% 1/30/19 (b)(c)(d)	53,680	41,617
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 12/18/20 (b)(c)	19,147	19,171
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 8/23/24 (b)(c)	27,042	27,042

TOTAL BROADCASTING		135,350

Building Materials - 0.8%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3471% 1/2/25 (b)(c)	9,975	9,960
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/1/25 (b)(c)	16,244	16,072
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0844% 2/1/26 (b)(c)	3,235	3,239
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 6/1/25 (b)(c)	15,187	15,035
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.34% 7/2/25 (b)(c)	18,500	18,500
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.5769% 10/17/23 (b)(c)	8,127	8,182
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 12/14/24 (b)(c)	9,079	9,077
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (b)(c)	18,315	18,379

TOTAL BUILDING MATERIALS		98,444

Cable/Satellite TV - 3.3%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 7/28/25 (b)(c)	30,120	29,969
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.09% 5/1/24 (b)(c)	7,890	7,900
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/30/25 (b)(c)	167,021	167,059
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5716% 1/25/26 (b)(c)	33,900	33,843
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.95% 1/15/25 (b)(c)	6,352	6,348
Numericable LLC:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.0716% 1/31/26 (b)(c)	3,342	3,230
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 1/1/24 (c)(e)	36,750	35,917
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.84% 11/17/23 (b)(c)	15,875	15,888
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5716% 1/15/26 (b)(c)	35,000	34,952
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3285% 8/19/23 (b)(c)	62,172	59,510

TOTAL CABLE/SATELLITE TV		394,616

Capital Goods - 0.6%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8268% 3/13/25 (b)(c)	13,918	13,931
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (b)(c)	9,230	9,253
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 5/18/24 (b)(c)	9,913	9,904
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 7/30/24 (b)(c)	7,363	7,377
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 3/13/22 (b)(c)	28,479	28,550

TOTAL CAPITAL GOODS		69,015

Chemicals - 1.9%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8279% 5/17/24 (b)(c)	10,383	10,406
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 11/18/23 (b)(c)	11,790	11,849
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 3/29/24 (b)(c)	5,516	5,495
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 3/28/25 (b)(c)	13,137	13,149
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8268% 3/28/26 (b)(c)	5,500	5,486
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	23,587	23,638
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 6/7/20 (b)(c)	12,057	12,074
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (b)(c)	29,999	30,018
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 2/8/25 (b)(c)	7,273	7,265
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/3/25 (b)(c)	17,744	17,677
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0935% 9/6/24 (b)(c)	15,136	15,128
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (b)(c)	12,183	12,239
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (b)(c)	28,115	28,245
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 7/1/24 (b)(c)	12,250	12,279
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 8/8/24 (b)(c)	9,751	9,715
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 4/3/25 (b)(c)	5,565	5,576
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 4/3/25 (b)(c)	9,540	9,559

TOTAL CHEMICALS		229,798

Consumer Products - 1.2%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.34% 7/3/20 (b)(c)	9,781	9,448
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.5768% 2/15/23 (b)(c)	34,827	34,896
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6729% 5/1/25 (b)(c)	27,500	26,847
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0768% 1/26/24 (b)(c)	10,327	10,337
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0716% 6/15/25 (b)(c)	9,495	9,554
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0498% 11/29/24 (b)(c)	57,038	57,661

TOTAL CONSUMER PRODUCTS		148,743

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3125% 2/1/24 (b)(c)	9,352	9,084
Containers - 1.5%
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.0801% 10/1/22 (b)(c)	18,400	18,428
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.0863% 1/19/24 (b)(c)	9,875	9,883
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 3.9211% 2/8/20 (b)(c)	44,619	44,659
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.9211% 1/6/21 (b)(c)	8,592	8,599
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5814% 4/3/24 (b)(c)	8,168	8,142
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 5/16/24 (b)(c)	9,588	9,558
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 5/22/24 (b)(c)	17,771	17,775
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 1/29/25 (b)(c)	17,660	17,695
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 8/3/22 (b)(c)	11,879	11,875
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.59% 10/14/24 (b)(c)	6,312	6,292
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 2/5/23 (b)(c)	32,642	32,739

TOTAL CONTAINERS		185,645

Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 4/4/24 (b)(c)	28,406	28,447
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (b)(c)	26,520	26,619
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 4/27/24 (b)(c)	25,423	25,372
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 2/13/25 (b)(c)	17,616	17,605
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/6/23 (b)(c)	33,095	33,136
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 12/27/22 (b)(c)	19,583	19,588
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.37% 2/9/23 (b)(c)	32,334	32,307
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/30/22 (b)(c)	67,865	68,077
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 7/3/24 (c)	10,847	10,838
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7/27/25 (c)(e)	11,500	11,514
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.375% 3/29/25 (b)(c)	8,479	8,479
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 3/1/25 (b)(c)	24,583	24,552
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.58% 7/3/24 (b)(c)	7,425	7,444
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (b)(c)	13,677	13,660
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(f)	1,598	1,602
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (b)(c)	11,738	11,767
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 12/8/23 (b)(c)	13,544	12,900
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 6/19/25 (b)(c)	16,750	16,761
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 4/9/23 (b)(c)	36,795	36,871
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 8/18/23 (b)(c)	19,036	19,090

TOTAL DIVERSIFIED FINANCIAL SERVICES		426,629

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.875% 3/16/25 (b)(c)	15,840	15,853
Electric Utilities No Longer Use - 0.5%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0742% 12/31/25 (b)(c)	58,605	58,444
Energy - 4.6%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5768% 5/18/23 (b)(c)	31,964	32,044
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (b)(c)	28,460	27,206
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0863% 5/21/25 (b)(c)	14,430	14,184
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4386% 12/31/21 (b)(c)	73,800	81,365
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (b)(c)	41,940	42,604
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 1/15/25 (b)(c)	9,950	9,948
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5768% 8/23/21 (b)(c)	78,575	82,072
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (b)(c)	30,323	30,462
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5971% 5/7/25 (b)(c)	45,500	45,386
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 3/13/25 (b)(c)	9,471	9,465
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.33% 3/14/21 (b)(c)	8,549	6,498
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.33% 3/14/21 (b)(c)	845	642
Energy Transfer Equity LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0636% 2/2/24 (b)(c)	15,542	15,490
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.8268% 3/28/22 (b)(c)	14,068	14,010
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8435% 4/16/21 (b)(c)	11,033	11,047
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0785% 3/1/24 (b)(c)	18,500	18,176
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.35% 5/3/25 (b)(c)	2,570	2,585
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (b)(c)	51,450	51,643
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.59% 8/25/23 (b)(c)	34,342	29,534
Keane Group Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.875% 5/25/25 (b)(c)	9,315	9,222
Lucid Energy Group Ii Borrower Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0785% 2/16/25 (b)(c)	1,960	1,899
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 10/30/24 (b)(c)	18,590	18,270
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 11/8/22 (b)(c)	6,214	6,214

TOTAL ENERGY		559,966

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 12/15/23 (b)(c)	7,575	7,575
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 12/15/22 (b)(c)	4,912	4,913
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 7/8/22 (b)(c)	19,311	19,132
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3268% 7/8/23 (b)(c)	5,305	5,186
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7712% 5/17/21 (b)(c)	5,027	5,042
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 1/23/25 (b)(c)	10,150	10,162

TOTAL ENTERTAINMENT/FILM		52,010

Environmental - 0.4%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.253% 8/1/24 (b)(c)	6,089	6,109
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0845% 12/18/20 (b)(c)	13,601	13,618
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 9/28/24 (b)(c)	13,444	13,469
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 12/20/24 (b)(c)	15,597	15,607

TOTAL ENVIRONMENTAL		48,803

Food & Drug Retail - 4.3%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0844% 12/6/24 (b)(c)	4,976	4,985
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8268% 8/25/21 (b)(c)	204,146	203,264
3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (b)(c)	10,503	10,433
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2796% 5/31/24 (b)(c)	62,250	59,889
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 10/21/21 (b)(c)	7,384	7,370
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8346% 10/30/22 (b)(c)	83,367	83,248
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8268% 11/25/20 (b)(c)	1,780	1,766
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4518% 11/25/22 (b)(c)	75,335	73,828
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 3/27/23 (b)(c)	47,199	47,280
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 11/15/22 (b)(c)	26,345	25,686
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.5768% 6/8/24 (b)(c)	4,149	4,153
3 month U.S. LIBOR + 3.500% 5.5768% 6/8/24 (b)(c)	2,490	2,492

TOTAL FOOD & DRUG RETAIL		524,394

Food/Beverage/Tobacco - 1.2%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0747% 12/16/23 (b)(c)	4,688	4,694
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 10/7/23 (b)(c)	37,644	37,597
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2666% 2/6/25 (b)(c)	7,531	7,498
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8403% 2/3/24 (b)(c)	5,479	5,480
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.07% 5/24/24 (b)(c)	51,336	51,331
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8268% 6/30/22 (b)(c)	2,000	1,880
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3268% 6/30/21 (b)(c)	8,971	8,831
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 6/27/23 (b)(c)	26,705	26,683

TOTAL FOOD/BEVERAGE/TOBACCO		143,994

Gaming - 7.9%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3268% 2/15/24 (b)(c)	11,101	11,162
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0975% 10/19/24 (b)(c)	31,885	31,827
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.45% 9/15/23 (b)(c)	21,914	22,024
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 12/22/24 (b)(c)	268,650	269,618
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 12/27/24 (b)(c)	7,776	7,776
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 4/18/24 (b)(c)	30,523	30,544
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4011% 4/17/24 (b)(c)	24,493	24,483
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6019% 3/15/24 (b)(c)	22,723	22,723
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.08% 10/20/24 (b)(c)	46,765	46,707
3 month U.S. LIBOR + 7.000% 9.07% 10/20/25 (b)(c)	7,500	7,566
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8271% 10/4/23 (b)(c)	119,790	120,106
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8268% 3/27/25 (b)(c)	56,553	56,411
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 4/25/21 (b)(c)	13,325	13,308
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0768% 10/14/23 (b)(c)	10,252	9,569
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 1/19/24 (b)(c)	3,248	3,258
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9211% 8/14/24 (b)(c)	119,422	119,439
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (b)(c)	85,250	85,972
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 6/8/23 (b)(c)	54,601	54,722
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 12/31/21 (b)(c)	19,285	19,213
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 5/31/24 (b)(c)	6,222	6,238

TOTAL GAMING		962,666

Healthcare - 4.8%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.875% 4/17/21 (b)(c)	3,805	3,732
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (b)(c)	53,099	52,118
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.85% 6/1/22 (b)(c)	9,175	9,179
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.83% 2/6/26 (b)(c)	2,000	1,980
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 2/6/25 (b)(c)	9,067	8,988
DaVita HealthCare Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 6/24/21 (b)(c)	5,364	5,389
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.08% 12/1/23 (b)(c)	21,585	21,563
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (b)(c)	6,696	6,671
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 3/13/25 (b)(c)	24,938	25,073
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.8268% 3/18/23 (b)(c)	49,653	49,846
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8313% 8/18/22 (b)(c)	9,821	9,821
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (c)(e)	20,840	20,215
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 6/7/23 (b)(c)	16,830	16,826
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3269% 6/30/25 (b)(c)	88,600	88,457
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 8/11/24 (b)(c)	32,791	32,677
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 10/21/23 (b)(c)	11,300	11,297
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.5768% 10/21/24 (b)(c)	2,247	2,270
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.625% 2/22/24 (b)(c)	15,840	15,870
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 6/23/24 (b)(c)	11,221	11,218
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (b)(c)	46,837	46,047
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (b)(c)	93,106	93,188
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 2/11/23 (b)(c)	8,904	8,919
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3165% 7/9/25 (b)(c)	30,750	30,135
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 12/1/24 (b)(c)	10,448	10,403

TOTAL HEALTHCARE		581,882

Homebuilders/Real Estate - 1.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5735% 11/4/21 (b)(c)	26,695	26,701
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8268% 1/30/24 (b)(c)	16,613	16,669
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8268% 1/30/24 (b)(c)	1,064	1,067
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 3/23/25 (b)(c)	39,539	39,558
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0874% 4/12/25 (b)(c)	26,000	26,024
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3165% 2/8/25 (b)(c)	42,210	42,237
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.081% 12/22/24 (b)(c)	70,593	70,648

TOTAL HOMEBUILDERS/REAL ESTATE		222,904

Hotels - 1.5%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 8/30/23 (b)(c)	15,924	15,897
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 11/30/23 (b)(c)	57,623	57,582
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8136% 10/25/23 (b)(c)	61,530	61,728
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 5/11/24 (b)(c)	9,875	9,865
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8268% 5/30/25 (b)(c)	39,995	40,083

TOTAL HOTELS		185,155

Insurance - 3.1%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6088% 11/22/23 (b)(c)	31,448	31,479
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0775% 5/10/25 (b)(c)	39,072	39,055
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8359% 1/25/24 (b)(c)	25,760	25,749
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 11/3/23 (b)(c)	54,318	54,220
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 11/3/24 (b)(c)	23,500	23,462
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.0768% 8/4/22 (b)(c)	39,616	39,595
3 month U.S. LIBOR + 6.500% 8.5768% 8/4/25 (b)(c)	70,125	71,104
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (b)(c)	50,460	50,410
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 5/16/24 (b)(c)	43,938	43,795

TOTAL INSURANCE		378,869

Leisure - 2.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5716% 5/31/25 (b)(c)	26,000	26,065
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 7/31/24 (b)(c)	30,581	30,518
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 2/28/25 (b)(c)	62,176	61,962
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 2/1/24 (b)(c)	92,913	92,309
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0768% 9/8/24 (b)(c)	7,325	7,485
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 3/8/24 (b)(c)	19,746	19,820
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4689% 4/18/25 (b)(c)	9,345	9,399
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0572% 6/10/22 (b)(c)	34,355	34,365
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 2/2/25 (b)(c)	12,102	12,041
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8268% 7/6/24 (b)(c)	23,820	23,902
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 12/15/24 (b)(c)	17,413	17,403

TOTAL LEISURE		335,269

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 3/21/25 (b)(c)	10,973	10,982
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3268% 10/17/22 (b)(c)	55,347	51,749
U.S. Silica Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.125% 5/1/25 (b)(c)	6,593	6,588

TOTAL METALS/MINING		69,319

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (b)(c)	27,062	27,280
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3374% 12/29/23 (b)(c)	30,484	30,424
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (b)(c)	26,250	26,217

TOTAL PAPER		83,921

Publishing/Printing - 2.3%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3285% 6/7/23 (b)(c)	55,563	52,496
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5716% 10/18/19 (b)(c)	30,740	30,082
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (b)(c)	36,199	34,715
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 5/29/21 (b)(c)	33,884	31,529
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3345% 3/13/25 (b)(c)	10,873	10,900
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.0768% 5/4/22 (b)(c)	53,780	52,848
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5924% 6/1/22 (b)(c)	14,540	14,685
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 10/31/24 (b)(c)	9,915	9,915
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9188% 10/24/21 (b)(c)	6,804	6,842
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 8/24/22 (b)(c)	31,468	31,395

TOTAL PUBLISHING/PRINTING		275,407

Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 2/17/24 (b)(c)	54,827	54,770
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 2/14/21 (b)(c)	25,731	24,155
Houston Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7/20/25 (c)(e)	7,250	7,178
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8285% 3/16/26 (b)(c)	1,285	1,292
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3285% 3/16/25 (b)(c)	4,464	4,461
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8285% 4/3/25 (b)(c)	24,565	24,522
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3269% 7/28/21 (b)(c)	20,628	20,551
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.3268% 2/1/25 (b)(c)	4,224	4,231

TOTAL RESTAURANTS		141,160

Services - 6.5%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 9/26/21 (b)(c)	15,518	12,070
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(c)	33,455	32,212
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	78,662	77,543
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 10/19/23 (b)(c)	31,769	31,769
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	11,222	11,231
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0844% 3/28/24 (b)(c)	32,243	32,283
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 4/2/25 (b)(c)	8,574	8,567
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0768% 11/21/24 (b)(c)	14,673	14,783
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5957% 6/21/24 (b)(c)	31,447	31,585
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8268% 11/7/23 (b)(c)	9,788	9,780
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5892% 11/14/22 (b)(c)	42,069	42,129
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2523% 11/17/24 (b)(c)	6,983	6,921
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 3/29/25 (b)(c)	11,935	11,977
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 2/26/25 (b)(c)	7,337	7,327
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 11/21/24 (c)(e)	35,500	35,293
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 3/9/23 (b)(c)	12,464	12,479
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0844% 8/13/22 (b)(c)	26,734	26,790
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (b)(c)	6,500	6,565
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 4/26/24 (b)(c)	145,518	145,639
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/27/25 (b)(c)	60,818	60,513
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 5/2/22 (b)(c)	39,196	39,236
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 1/29/25 (b)(c)	7,581	7,549
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (b)(c)	6,226	6,238
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1% 3/23/24 (b)(c)	11,420	11,371
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 11/8/23 (b)(c)	25,608	25,601
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.3268% 10/3/23 (b)(c)	26,496	26,529
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 9/26/24 (b)(c)	10,050	10,047
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 5/14/22 (b)(c)	14,632	14,559
Xerox Business Services LLC:
Tranche A, term loan 3 month U.S. LIBOR + 1.750% 3.8216% 12/7/22 (b)(c)	11,151	11,105
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 12/7/23 (b)(c)	20,759	20,776

TOTAL SERVICES		790,467

Steel - 0.3%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 12/22/23 (b)(c)	9,582	9,597
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5819% 6/14/21 (b)(c)	20,216	20,203

TOTAL STEEL		29,800

Super Retail - 3.6%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0915% 7/2/22 (b)(c)	30,087	24,822
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0768% 9/25/24 (b)(c)	186,996	188,456
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5971% 2/3/24 (b)(c)	66,091	66,174
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 11/17/24 (b)(c)	20,232	20,316
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1% 10/11/19 (b)(c)	2,912	2,692
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 8/19/23 (b)(c)	13,369	13,316
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5694% 6/23/23 (b)(c)	42,489	40,993
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.6157% 8/19/22 (b)(c)	28,072	28,070
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 1/26/23 (b)(c)	31,300	22,432
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.1% 3/11/22 (b)(c)	24,521	20,340
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)	3,921	15
The Hillman Group, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5/31/25 (c)(e)	2,612	2,614
3 month U.S. LIBOR + 3.500% 5.8344% 5/31/25 (b)(c)	8,388	8,396

TOTAL SUPER RETAIL		438,636

Technology - 12.6%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.84% 12/20/23 (b)(c)	2,500	2,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.59% 12/20/22 (b)(c)	12,892	12,886
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8216% 2/28/25 (b)(c)	11,860	11,890
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 4/30/25 (b)(c)	29,500	29,488
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0671% 3/20/24 (b)(c)	6,434	6,427
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.83% 8/17/23 (b)(c)	30,990	31,002
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.58% 12/15/21 (b)(c)	54,010	54,077
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8268% 11/29/24 (b)(c)	16,209	16,220
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 9/7/23 (b)(c)	35,001	35,004
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5932% 1/26/25 (b)(c)(f)	1,745	1,726
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3268% 10/31/24 (b)(c)	60,424	60,529
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7/31/25 (c)(e)	15,360	15,398
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0747% 2/9/23 (b)(c)	37,987	38,063
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.33% 1/31/24 (b)(c)	5,815	5,873
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.33% 6/1/22 (b)(c)	32,913	32,837
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3268% 3/8/26 (b)(c)	2,250	2,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 3/8/25 (b)(c)	17,682	17,668
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8344% 12/2/24 (b)(c)	18,430	18,561
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (b)(c)	2,000	2,033
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.069% 7/10/22 (b)(c)	103,671	103,658
3 month U.S. LIBOR + 2.000% 4.069% 4/26/24 (b)(c)	27,537	27,524
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.8268% 4/22/23 (b)(c)	19,644	19,660
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 2/15/24 (b)(c)	35,261	35,322
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 7/1/22 (b)(c)	10,548	10,575
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 2/1/22 (b)(c)	25,313	25,340
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (b)(c)	30,000	30,919
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (b)(c)	49,120	49,237
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (b)(c)	34,336	34,239
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (b)(c)	5,000	4,725
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 11/20/21 (b)(c)	3,622	3,602
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (b)(c)	77,633	77,172
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (b)(c)	11,310	11,243
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6131% 2/7/25 (b)(c)	12,000	11,884
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5716% 9/29/24 (b)(c)	55,298	55,643
3 month U.S. LIBOR + 8.500% 10.5716% 9/29/25 (b)(c)	13,250	13,537
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8285% 9/15/24 (b)(c)	15,384	15,417
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 5/29/25 (b)(c)	52,500	52,605
Micron Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/26/22 (b)(c)	1,865	1,869
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.3268% 12/1/24 (b)(c)	18,369	18,307
3 month U.S. LIBOR + 7.250% 9.3268% 12/1/25 (b)(c)	5,000	5,002
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8435% 5/30/25 (b)(c)	9,082	9,116
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 5/31/25 (b)(c)	24,000	23,924
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3344% 5/31/26 (b)(c)	12,300	12,192
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6/12/25 (c)(e)	18,065	17,997
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 3/3/23 (b)(c)	32,394	32,419
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5844% 9/30/22 (b)(c)	26,013	26,031
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 6/28/25 (b)(c)	6,135	6,150
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8268% 6/28/26 (b)(c)	1,235	1,244
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 7/8/22 (b)(c)	13,224	13,268
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 3/9/25 (b)(c)	57,347	57,491
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 3/9/25 (b)(c)	21,997	22,052
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8344% 9/30/23 (b)(c)	27,335	27,370
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0775% 3/9/23 (b)(c)	32,668	32,672
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 5/1/24 (b)(c)	41,471	41,493
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 12/4/20 (b)(c)	11,150	11,167
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 5/12/21 (b)(c)	9,658	9,653
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5921% 9/28/24 (b)(c)	28,588	28,606
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0999% 4/4/25 (b)(c)	35,500	35,689
Vantiv LLC:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.8243% 10/14/23 (b)(c)	11,727	11,708
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.8243% 8/9/24 (b)(c)	19,950	19,913
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 7/2/25 (b)(c)	51,500	51,356
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3268% 7/2/26 (b)(c)	17,500	17,648
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 7/1/23 (b)(c)	21,019	21,015

TOTAL TECHNOLOGY		1,532,086

Telecommunications - 7.1%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8216% 7/15/25 (b)(c)	15,863	15,400
3 month U.S. LIBOR + 2.750% 4.8216% 1/31/26 (b)(c)	9,925	9,627
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 5/25/24 (b)(c)	33,530	32,139
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.33% 12/22/23 (b)(c)	21,761	21,801
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.83% 3/31/21 (b)(c)	51,020	50,153
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.85% 6/15/24 (b)(c)	102,114	100,546
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.875% 5/31/25 (b)(c)	31,500	31,163
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8269% 11/27/23 (b)(c)	162,495	162,927
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5769% 1/2/24 (b)(c)	19,000	19,891
Tranche B-5, term loan 6.625% 1/2/24	36,120	37,756
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.331% 2/22/24 (b)(c)	74,195	74,298
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 7/17/25 (b)(c)	25,953	25,791
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 2/10/24 (b)(c)	19,814	19,121
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/1/24(b)(c)	44,773	44,342
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 2/2/26 (b)(c)	56,000	55,986
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/11/25 (b)(c)	42,330	42,214
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (c)(e)	9,600	9,609
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5768% 11/1/24 (b)(c)	32,990	33,021
3 month U.S. LIBOR + 8.250% 10.3268% 11/1/25 (b)(c)	10,250	10,253
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.8216% 7/31/25 (b)(c)	48,480	46,153
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 2/17/24 (b)(c)	14,548	12,584

TOTAL TELECOMMUNICATIONS		854,775

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0793% 6/15/23 (b)(c)	8,668	8,744
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3347% 9/11/24 (b)(c)	3,000	3,015
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0847% 9/11/23 (b)(c)	25,571	25,715
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (b)(c)	29,118	29,021
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.33% 9/14/20 (b)(c)	10,899	10,894

TOTAL TRANSPORTATION EX AIR/RAIL		68,645

Utilities - 2.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7/26/26 (c)(e)	8,645	8,778
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7/26/25 (c)(e)	67,000	67,429
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/28/24 (b)(c)	16,917	17,023
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 6/26/25 (b)(c)	35,000	34,880
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0671% 2/15/24 (b)(c)	19,780	19,606
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0844% 12/19/20 (b)(c)	15,892	15,718
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 3/23/25 (b)(c)	11,256	11,334
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 8/4/23 (b)(c)	40,505	40,420
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0999% 11/30/23 (b)(c)	22,546	22,367
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3268% 12/14/23 (b)(c)	22,409	22,397

TOTAL UTILITIES		259,952

TOTAL BANK LOAN OBLIGATIONS
(Cost $10,660,948)		10,636,020

Nonconvertible Bonds - 4.8%
Aerospace - 0.1%
DAE Funding LLC 4% 8/1/20 (g)	6,495	6,463
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,980
5.25% 3/15/21	13,070	13,201
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,883

TOTAL CABLE/SATELLITE TV		32,064

Chemicals - 0.2%
OCI NV 6.625% 4/15/23 (g)	5,005	5,113
TPC Group, Inc. 8.75% 12/15/20 (g)	18,095	18,005

TOTAL CHEMICALS		23,118

Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (g)	15,000	14,738
6% 2/15/25 (g)	10,000	9,763
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (b)(c)(g)	15,130	15,312
5.75% 10/15/20	32,296	32,354

TOTAL CONTAINERS		72,167

Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,301
International Lease Finance Corp. 6.25% 5/15/19	10,000	10,253

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,554

Energy - 0.8%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	11,455	11,484
7% 6/30/24	7,000	7,661
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5892% 4/15/19 (b)(c)	7,080	7,089
8% 12/15/22 (g)	8,195	8,646
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	10,000	10,075
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(g)	26,500	26,513
6.875% 6/15/25 (g)	5,500	5,596
Denbury Resources, Inc.:
9% 5/15/21 (g)	3,645	3,877
9.25% 3/31/22 (g)	7,290	7,727
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	7,340	7,487

TOTAL ENERGY		96,155

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,201
Food & Drug Retail - 0.1%
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (b)(c)(g)	6,915	7,001
Gaming - 0.2%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (g)	5,000	5,300
Scientific Games Corp. 5% 10/15/25 (g)	5,000	4,812
Stars Group Holdings BV 7% 7/15/26 (g)	12,545	12,921
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	7,363	6,949

TOTAL GAMING		29,982

Healthcare - 0.9%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	19,693
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,039
Tenet Healthcare Corp.:
4.625% 7/15/24	28,000	27,125
4.75% 6/1/20	8,680	8,789
5.125% 5/1/25	7,500	7,275
7.5% 1/1/22 (g)	5,085	5,327
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	5,590	5,595
9% 12/15/25 (g)	7,440	7,886

TOTAL HEALTHCARE		106,729

Insurance - 0.0%
HUB International Ltd. 7% 5/1/26 (g)	6,000	6,023
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	8,160	8,242
7.25% 11/30/21 (g)	10,000	10,375

TOTAL LEISURE		18,617

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	9,999
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (d)(g)	8,155	3,058
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	8,000	7,610
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	12,325	11,134
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	6,032	6,153

TOTAL SERVICES		17,287

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (g)	6,385	6,028
Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	6,199	6,219
4.42% 6/15/21 (g)	16,685	16,940
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	16,440	16,482

TOTAL TECHNOLOGY		39,641

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	19,200	18,693
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	14,100	14,876
SFR Group SA:
6% 5/15/22 (g)	2,550	2,628
6.25% 5/15/24 (g)	10,905	10,837
7.375% 5/1/26 (g)	18,755	18,544
Sprint Capital Corp. 6.9% 5/1/19	5,000	5,106
Sprint Communications, Inc. 9% 11/15/18 (g)	3,000	3,051

TOTAL TELECOMMUNICATIONS		73,735

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	4,365	4,343
TOTAL NONCONVERTIBLE BONDS
(Cost $585,993)		578,775
	Shares	Value (000s)

Common Stocks - 0.8%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (h)(i)	28,882	0
ION Media Networks, Inc. (h)(i)	2,842	2,444

TOTAL BROADCASTING		2,444

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	27,248
Energy - 0.4%
Expro Holdings U.S., Inc. (i)	1,477,422	32,503
Expro Holdings U.S., Inc. (g)(i)	542,213	11,929

TOTAL ENERGY		44,432

Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (h)	45,793	512
Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	255,983	6,622
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	1,029	13
Utilities - 0.1%
TexGen Power LLC (i)	524,336	18,457
TOTAL COMMON STOCKS
(Cost $110,737)		99,728

Money Market Funds - 8.7%
Fidelity Cash Central Fund, 1.96% (j)
(Cost $1,049,126)	1,049,064,890	1,049,275
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $12,406,804)		12,363,798
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(237,525)
NET ASSETS - 100%		$12,126,273

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,537,000 and $2,531,000, respectively.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $367,137,000 or 3.0% of net assets.

 (h) Non-income producing

 (i) Level 3 security

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11,494
Total	$11,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,444	$--	$--	$2,444
Energy	44,432	--	--	44,432
Materials	33,870	33,870	--	--
Real Estate	512	512	--	--
Telecommunication Services	13	13	--	--
Utilities	18,457	--	--	18,457
Bank Loan Obligations	10,636,020	--	10,636,020	--
Corporate Bonds	578,775	--	578,775	--
Money Market Funds	1,049,275	1,049,275	--	--
Total Investments in Securities:	$12,363,798	$1,083,670	$11,214,795	$65,333

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

July 31, 2018

HY-QTLY-0918
1.804847.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 66.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	$5,800	$5,201
Nonconvertible Bonds - 65.7%
Aerospace - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	655	660
Bombardier, Inc. 7.5% 12/1/24 (a)	1,840	1,957
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,389
5% 8/1/24 (a)	1,940	1,911
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	1,820	1,866
		7,783
Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	280	290
Automotive & Auto Parts - 0.5%
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	5,790	5,131
Tesla, Inc. 5.3% 8/15/25 (a)	5,070	4,449
		9,580
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
5.75% 11/20/25	2,310	2,397
8% 12/31/18	6,859	6,993
8% 11/1/31	3,105	3,742
8% 11/1/31	18,362	22,122
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,515	3,577
6% 12/19/23	3,605	3,808
Washington Mutual Bank 5.5% 1/15/13 (b)(c)	10,000	1
		42,640
Broadcasting - 0.2%
Sirius XM Radio, Inc. 5% 8/1/27 (a)	3,200	3,040
Building Materials - 0.3%
BMC East LLC 5.5% 10/1/24 (a)	1,440	1,411
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	3,560	3,489
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	900	860
		5,760
Cable/Satellite TV - 5.1%
Altice SA:
7.625% 2/15/25 (a)	12,590	11,677
7.75% 5/15/22 (a)	10,575	10,522
Altice U.S. Finance SA 7.75% 7/15/25 (a)	1,260	1,328
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,537
5.125% 5/1/27 (a)	16,845	16,087
5.5% 5/1/26 (a)	2,940	2,889
5.75% 1/15/24	5,335	5,388
5.75% 2/15/26 (a)	1,770	1,760
5.875% 5/1/27 (a)	5,245	5,206
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (a)	4,535	4,682
CSC Holdings LLC:
5.375% 2/1/28 (a)	2,655	2,502
5.5% 4/15/27 (a)	9,215	8,869
DISH DBS Corp.:
5% 3/15/23	4,695	4,061
5.875% 7/15/22	4,240	3,964
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,705	1,594
6% 1/15/27 (a)	3,575	3,271
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	7,375	7,025
		93,362
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26 (a)	645	658
Chemicals - 3.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43	7,230	6,109
5.15% 3/15/34	3,625	3,349
5.375% 3/15/44	2,750	2,441
LSB Industries, Inc. 9.625% 5/1/23 (a)	1,050	1,068
Momentive Performance Materials, Inc. 3.88% 10/24/21	5,545	5,843
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(c)	4,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,140	2,067
5.25% 6/1/27 (a)	2,170	2,031
OCI NV 6.625% 4/15/23 (a)	6,545	6,686
Olin Corp. 5% 2/1/30	1,555	1,469
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	1,930	1,939
6.5% 2/1/22 (a)	5,550	5,689
The Chemours Co. LLC:
5.375% 5/15/27	835	812
6.625% 5/15/23	774	811
7% 5/15/25	975	1,043
TPC Group, Inc. 8.75% 12/15/20 (a)	9,385	9,338
Tronox Finance PLC 5.75% 10/1/25 (a)	870	838
Tronox, Inc. 6.5% 4/15/26 (a)	3,655	3,637
		55,170
Consumer Products - 0.1%
Coty, Inc. 6.5% 4/15/26 (a)	2,730	2,556
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.25% 5/15/24 (a)	3,785	3,946
Ball Corp. 4.875% 3/15/26	4,125	4,110
Berry Global, Inc. 4.5% 2/15/26 (a)	4,575	4,301
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,095
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	555	509
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	2,384	2,388
7% 7/15/24 (a)	1,025	1,038
		17,387
Diversified Financial Services - 3.0%
Aircastle Ltd. 4.625% 12/15/18	1,625	1,633
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,415	3,129
CIT Group, Inc.:
5.25% 3/7/25	1,650	1,687
5.375% 5/15/20	285	294
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	5,475	5,147
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,409
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	1,315	1,371
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,683	5,719
6.25% 2/1/22	3,525	3,593
6.375% 12/15/25	5,050	5,075
6.75% 2/1/24	1,810	1,842
MSCI, Inc. 5.75% 8/15/25 (a)	1,345	1,402
Navient Corp.:
5.875% 10/25/24	3,375	3,265
6.75% 6/15/26	2,380	2,313
7.25% 9/25/23	1,775	1,859
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	690	645
6.875% 2/15/23 (a)	655	634
SLM Corp.:
5.5% 1/25/23	3,495	3,416
6.125% 3/25/24	4,270	4,206
8% 3/25/20	4,700	4,959
Springleaf Financial Corp. 7.125% 3/15/26	1,850	1,870
		55,468
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20	900	896
7.625% 3/15/20	2,060	2,065
E.W. Scripps Co. 5.125% 5/15/25 (a)	820	772
Liberty Media Corp.:
8.25% 2/1/30	469	501
8.5% 7/15/29	529	566
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,220	1,186
Viacom, Inc.:
5.875% 2/28/57 (d)	1,755	1,716
6.25% 2/28/57 (d)	2,380	2,332
		10,034
Energy - 12.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	820	823
Antero Resources Corp.:
5.125% 12/1/22	1,935	1,940
5.625% 6/1/23 (Reg. S)	2,580	2,632
Antero Resources Finance Corp. 5.375% 11/1/21	4,500	4,562
California Resources Corp. 8% 12/15/22 (a)	13,005	11,639
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	4,340	4,351
5.875% 3/31/25	2,610	2,747
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5892% 4/15/19 (d)(e)	2,250	2,253
4.875% 4/15/22	5,580	5,413
5.75% 3/15/23	1,890	1,824
8% 12/15/22 (a)	3,301	3,483
8% 1/15/25	8,520	8,733
8% 6/15/27	13,855	14,167
Citgo Holding, Inc. 10.75% 2/15/20 (a)	3,525	3,751
Comstock Escrow Corp. 9.75% 8/15/26 (a)(f)	1,985	1,920
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(d)(e)	4,580	4,582
6.5% 5/15/26 (a)	4,395	4,340
6.875% 6/15/25 (a)	5,350	5,444
Continental Resources, Inc. 4.375% 1/15/28	2,260	2,252
Covey Park Energy LLC 7.5% 5/15/25 (a)	880	893
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,775	1,811
DCP Midstream LLC 5.85% 5/21/43 (a)(d)	1,210	1,101
DCP Midstream Operating LP 5.375% 7/15/25	2,095	2,140
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	3,960
5.5% 5/1/22	2,510	2,272
6.375% 8/15/21	770	724
Drax Finco PLC 6.625% 11/1/25 (a)	1,665	1,669
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	782
5.75% 1/30/28 (a)	805	787
Energy Transfer Equity LP 5.5% 6/1/27	1,775	1,819
Ensco PLC:
4.5% 10/1/24	3,930	3,326
5.2% 3/15/25	760	645
7.75% 2/1/26	2,045	1,984
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	6,080	6,202
8% 11/29/24(a)	1,170	1,182
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	495	493
6% 10/1/22	2,765	2,737
FTS International, Inc. 6.25% 5/1/22	3,140	3,131
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,402
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,085	2,004
5.75% 10/1/25 (a)	8,820	8,798
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,120	2,051
Jonah Energy LLC 7.25% 10/15/25 (a)	3,270	2,706
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,855	1,866
MEG Energy Corp.:
6.375% 1/30/23 (a)	1,940	1,751
7% 3/31/24 (a)	4,770	4,305
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,221
4.5% 9/15/27 (a)	880	828
Noble Holding International Ltd.:
6.05% 3/1/41	95	70
6.2% 8/1/40	2,660	1,955
7.75% 1/15/24	4,080	3,958
7.875% 2/1/26 (a)	1,795	1,844
Oasis Petroleum, Inc. 6.875% 3/15/22	857	873
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)(b)	9,330	4,758
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	925	918
6.25% 6/1/24 (a)	4,520	4,701
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,795	1,867
7.25% 6/15/25	2,125	2,231
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,373
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	610	628
6.375% 3/31/25 (a)	755	804
Pride International, Inc. 7.875% 8/15/40	2,715	2,511
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,108
SemGroup Corp. 7.25% 3/15/26	4,510	4,499
SESI LLC 7.75% 9/15/24	1,160	1,198
SM Energy Co.:
5% 1/15/24	1,730	1,665
5.625% 6/1/25	2,565	2,501
6.5% 1/1/23	95	96
6.75% 9/15/26	845	860
Southwestern Energy Co.:
7.5% 4/1/26	1,730	1,795
7.75% 10/1/27	1,285	1,344
SRC Energy, Inc. 6.25% 12/1/25	1,150	1,156
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,505
5.75% 4/15/25	1,435	1,385
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (a)	2,080	2,044
5.5% 2/15/26 (a)	1,770	1,684
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	1,070	1,073
5.375% 2/1/27	1,070	1,059
5.875% 4/15/26 (a)	1,370	1,397
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	4,953
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	929
5% 1/31/28 (a)	965	908
6.625% 6/15/25 (a)(d)	1,480	1,576
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,310	1,395
Transocean Guardian Ltd. 5.875% 1/15/24 (a)	2,575	2,604
Transocean Pontus Ltd. 6.125% 8/1/25 (a)	1,615	1,645
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	655	674
Ultra Resources, Inc.:
6.875% 4/15/22 (a)	1,510	1,004
7.125% 4/15/25 (a)	1,295	774
Weatherford International, Inc. 9.875% 3/1/25 (a)	7,210	7,282
WPX Energy, Inc. 8.25% 8/1/23	1,645	1,861
		234,911
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,405	1,363
Livent, Inc. 9.375% 10/15/04 (b)(c)	11,100	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(d)	9,531	9,340
		10,703
Environmental - 0.6%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,680
6.375% 10/1/22	4,000	4,095
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,455	1,448
Tervita Escrow Corp. 7.625% 12/1/21 (a)	810	837
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	655	626
		11,686
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,420	2,173
6.625% 6/15/24	930	890
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (a)(d)(e)	1,065	1,078
Albertsons, Inc.:
6.625% 6/1/28	2,415	1,841
7.45% 8/1/29	220	182
Rite Aid Corp.:
6.875% 12/15/28 (a)(d)	5,785	4,512
7.7% 2/15/27	2,715	2,352
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)(b)	4,395	2,373
		15,401
Food/Beverage/Tobacco - 1.6%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,290	1,279
Darling International, Inc. 5.375% 1/15/22	1,280	1,301
ESAL GmbH 6.25% 2/5/23 (a)	3,315	3,207
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,150	2,949
5.875% 7/15/24 (a)	2,585	2,478
6.75% 2/15/28 (a)	4,025	3,804
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	598
5.875% 9/30/27 (a)	1,110	1,035
Post Holdings, Inc.:
5.625% 1/15/28 (a)	2,640	2,515
5.75% 3/1/27 (a)	4,735	4,617
Vector Group Ltd. 6.125% 2/1/25 (a)	4,850	4,692
		28,475
Gaming - 2.0%
Boyd Gaming Corp. 6% 8/15/26 (a)	960	965
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	5,530	5,323
Eldorado Resorts, Inc. 6% 4/1/25	1,970	1,990
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,790	1,823
MGM Mirage, Inc.:
5.75% 6/15/25	7,095	7,113
8.625% 2/1/19	5,000	5,112
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	415	392
Scientific Games Corp.:
5% 10/15/25 (a)	550	529
10% 12/1/22	5,980	6,384
Stars Group Holdings BV 7% 7/15/26 (a)	1,920	1,978
Station Casinos LLC 5% 10/1/25 (a)	2,400	2,286
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,390	1,326
5.5% 10/1/27 (a)	1,710	1,638
		36,859
Healthcare - 8.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	625	613
Centene Escrow Corp. 5.375% 6/1/26 (a)	4,620	4,730
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,280	1,296
Community Health Systems, Inc.:
5.125% 8/1/21	2,535	2,398
6.25% 3/31/23	16,395	15,247
8.625% 1/15/24 (a)	4,545	4,699
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	2,937
HCA Holdings, Inc.:
5.375% 2/1/25	4,375	4,430
5.875% 2/15/26	2,290	2,367
7.5% 2/15/22	5,095	5,598
HealthSouth Corp.:
5.75% 11/1/24	1,570	1,593
5.75% 9/15/25	400	402
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,799
4.625% 2/1/28 (a)	645	606
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,121
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,525	4,378
5.25% 8/1/26	1,890	1,862
Teleflex, Inc. 4.625% 11/15/27	765	728
Tenet Healthcare Corp.:
4.375% 10/1/21	3,350	3,337
4.625% 7/15/24	5,035	4,878
5.125% 5/1/25	6,430	6,237
6.75% 2/1/20	1,800	1,854
6.75% 6/15/23	14,025	14,238
8.125% 4/1/22	8,975	9,558
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/28	3,975	4,240
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	4,720	4,472
5.875% 5/15/23 (a)	20,325	19,522
6.125% 4/15/25 (a)	5,110	4,791
7% 3/15/24 (a)	3,215	3,409
7.5% 7/15/21 (a)	4,510	4,601
8.5% 1/31/27 (a)	1,815	1,864
9% 12/15/25 (a)	2,040	2,162
9.25% 4/1/26 (a)	6,050	6,436
Vizient, Inc. 10.375% 3/1/24 (a)	2,275	2,497
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,570	1,580
		152,480
Homebuilders/Real Estate - 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,290	1,296
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	1,840	1,860
Pisces Midco, Inc. 8% 4/15/26 (a)	640	659
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	1,570	1,558
6.125% 4/1/25 (a)	1,150	1,139
West Street Merger Sub, Inc. 6.375% 9/1/25 (a)	3,690	3,589
William Lyon Homes, Inc. 5.875% 1/31/25	1,260	1,191
		11,292
Hotels - 0.4%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	4,570	4,570
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,730	2,727
		7,297
Insurance - 0.5%
Acrisure LLC / Acrisure Financ 7% 11/15/25 (a)	2,770	2,507
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	570	591
AmWINS Group, Inc. 7.75% 7/1/26 (a)	2,595	2,712
HUB International Ltd. 7% 5/1/26 (a)	1,750	1,757
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,355	2,326
		9,893
Leisure - 0.8%
Mattel, Inc. 6.75% 12/31/25 (a)	7,015	6,813
NVA Holdings, Inc. 6.875% 4/1/26 (a)	975	970
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,400	1,414
7.25% 11/30/21 (a)	3,645	3,782
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,556
		14,535
Metals/Mining - 1.3%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	525	541
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,770	0
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,020	1,967
6.875% 3/1/26 (a)	2,020	1,972
7% 2/15/21 (a)	2,665	2,692
7.5% 4/1/25 (a)	3,220	3,240
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,330	1,293
5.125% 3/15/23 (a)	1,920	1,867
Freeport-McMoRan, Inc. 6.875% 2/15/23	7,290	7,800
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,200	1,323
Murray Energy Corp. 11.25% 4/15/21 (a)	1,145	787
		23,482
Paper - 0.1%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	940	914
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	4,345	4,030
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	3,545	3,399
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	3,332
8.75% 10/1/25 (a)	1,630	1,691
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,445
		9,867
Services - 2.6%
APX Group, Inc.:
7.625% 9/1/23	5,940	5,366
7.875% 12/1/22	5,600	5,642
8.75% 12/1/20	18,108	17,927
Aramark Services, Inc. 5% 2/1/28 (a)	3,170	3,058
Avantor, Inc. 6% 10/1/24 (a)	2,750	2,748
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	4,635	4,728
CDK Global, Inc. 5.875% 6/15/26	670	687
IHS Markit Ltd. 4% 3/1/26 (a)	825	785
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,095	2,053
Laureate Education, Inc. 8.25% 5/1/25 (a)	4,775	5,133
		48,127
Steel - 0.6%
ArcelorMittal SA:
7% 3/1/41 (d)	75	83
7.25% 10/15/39 (d)	3,113	3,510
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,555
Cleveland-Cliffs, Inc. 5.75% 3/1/25	5,055	4,903
		10,051
Super Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26	3,540	3,323
4.875% 4/15/28 (a)	2,060	1,949
5.875% 11/15/28 (a)	2,750	2,757
		8,029
Technology - 2.4%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	10,620	11,470
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125% 6/15/24 (a)	1,880	2,021
EIG Investors Corp. 10.875% 2/1/24	3,405	3,703
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,375	5,582
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	1,971
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,337
Match Group, Inc. 5% 12/15/27 (a)	1,485	1,397
Micron Technology, Inc. 5.5% 2/1/25	1,590	1,644
Qorvo, Inc. 5.5% 7/15/26 (a)	2,125	2,165
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	5,815	6,430
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	632
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (a)	6,550	5,502
		43,854
Telecommunications - 6.4%
Altice Financing SA 7.5% 5/15/26 (a)	4,005	3,899
Altice Finco SA:
7.625% 2/15/25 (a)	4,995	4,570
8.125% 1/15/24 (a)	810	824
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	2,015	1,975
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,295	1,300
5.375% 3/15/27	1,070	1,062
Equinix, Inc. 5.375% 5/15/27	1,575	1,587
Frontier Communications Corp.:
8.5% 4/1/26 (a)	4,565	4,382
11% 9/15/25	7,060	5,719
GCI, Inc. 6.875% 4/15/25	2,080	2,145
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	8,435	8,899
Level 3 Financing, Inc. 6.125% 1/15/21	2,395	2,417
Neptune Finco Corp.:
10.125% 1/15/23 (a)	6,910	7,601
10.875% 10/15/25 (a)	5,445	6,316
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,415	2,524
SFR Group SA:
6% 5/15/22 (a)	3,933	4,054
6.25% 5/15/24 (a)	1,150	1,143
7.375% 5/1/26 (a)	5,140	5,082
8.125% 2/1/27 (a)	5,190	5,301
Sprint Capital Corp. 8.75% 3/15/32	4,575	4,924
Sprint Communications, Inc.:
6% 11/15/22	9,884	9,992
9% 11/15/18 (a)	5,500	5,594
Sprint Corp.:
7.125% 6/15/24	4,195	4,310
7.625% 2/15/25	825	864
7.625% 3/1/26	1,540	1,593
7.875% 9/15/23	8,400	8,957
Wind Tre SpA 5% 1/20/26 (a)	3,195	2,869
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,400	4,356
6% 4/1/23	3,795	3,880
		118,139
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	695	692
Transportation Ex Air/Rail - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,575	4,572
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	7,435	5,874
11.25% 8/15/22 (a)	3,155	3,005
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	980	941
Teekay Corp. 8.5% 1/15/20	6,825	7,089
		21,481
Utilities - 4.6%
Calpine Corp.:
5.375% 1/15/23	2,615	2,494
5.75% 1/15/25	1,120	1,030
Dynegy, Inc.:
5.875% 6/1/23	2,830	2,911
7.375% 11/1/22	7,415	7,730
7.625% 11/1/24	11,430	12,248
8.125% 1/30/26 (a)	6,705	7,369
InterGen NV 7% 6/30/23 (a)	19,427	19,154
NRG Energy, Inc. 5.75% 1/15/28 (a)	9,470	9,397
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	965	972
Talen Energy Supply LLC:
6.5% 6/1/25	4,530	3,330
10.5% 1/15/26 (a)	7,190	6,210
TerraForm Global, Inc. 6.125% 3/1/26 (a)	3,110	3,024
The AES Corp.:
4% 3/15/21	3,920	3,914
4.5% 3/15/23	2,590	2,580
5.125% 9/1/27	1,500	1,515
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,135	1,119
		84,997

TOTAL NONCONVERTIBLE BONDS		1,210,923

TOTAL CORPORATE BONDS
(Cost $1,225,227)		1,216,124
	Shares	Value (000s)

Common Stocks - 19.4%
Air Transportation - 0.4%
Air Canada (g)	193,100	3,493
Delta Air Lines, Inc.	76,000	4,136

TOTAL AIR TRANSPORTATION		7,629

Automotive & Auto Parts - 0.9%
Allison Transmission Holdings, Inc.	119,700	5,626
Fiat Chrysler Automobiles NV	206,200	3,501
General Motors Co. warrants 7/10/19 (g)	11,706	237
Lear Corp.	30,800	5,548
Motors Liquidation Co. GUC Trust (g)	39,254	387
UC Holdings, Inc. (c)	29,835	749

TOTAL AUTOMOTIVE & AUTO PARTS		16,048

Banks & Thrifts - 0.7%
Bank of America Corp.	302,100	9,329
Wells Fargo & Co.	51,500	2,950
WMI Holdings Corp. (g)	17,605	24

TOTAL BANKS & THRIFTS		12,303

Broadcasting - 1.1%
Gray Television, Inc. (g)	594,070	9,178
Nexstar Broadcasting Group, Inc. Class A	122,000	9,083
Sinclair Broadcast Group, Inc. Class A	100,000	2,580

TOTAL BROADCASTING		20,841

Cable/Satellite TV - 0.6%
Altice U.S.A., Inc. Class A	289,400	4,957
Charter Communications, Inc. Class A (g)	20,048	6,106

TOTAL CABLE/SATELLITE TV		11,063

Capital Goods - 0.4%
Spectrum Brands Holdings, Inc.	81,100	7,086
Chemicals - 1.9%
DowDuPont, Inc.	103,800	7,138
LyondellBasell Industries NV Class A	41,295	4,575
Platform Specialty Products Corp. (g)	825,030	10,197
The Chemours Co. LLC	216,300	9,909
Tronox Ltd. Class A	161,543	2,980

TOTAL CHEMICALS		34,799

Consumer Products - 0.3%
Newell Brands, Inc.	136,100	3,564
Weight Watchers International, Inc. (g)	18,100	1,620

TOTAL CONSUMER PRODUCTS		5,184

Containers - 0.2%
Graphic Packaging Holding Co.	255,174	3,708
Diversified Financial Services - 0.5%
OneMain Holdings, Inc. (g)	78,000	2,594
The Blackstone Group LP	221,900	7,749

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,343

Energy - 1.2%
Ascent Resources Marcellus Holdings, Inc. (c)	192,772	613
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (c)(g)	49,910	25
California Resources Corp. (g)(h)	143,000	5,207
Forbes Energy Services Ltd. (g)	65,062	553
GulfMark Offshore, Inc.:
warrants 10/21/42 (g)	12,651	477
warrants 11/14/42 (g)	36,326	1,369
Parsley Energy, Inc. Class A (g)	165,900	5,214
Pioneer Natural Resources Co.	27,500	5,205
SM Energy Co.	150,700	4,146
Teekay LNG Partners LP	900	14

TOTAL ENERGY		22,823

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (c)(g)	57,894	1,700
Food/Beverage/Tobacco - 0.2%
Darling International, Inc. (g)	222,500	4,470
Gaming - 2.8%
Boyd Gaming Corp.	282,300	10,544
Eldorado Resorts, Inc. (g)	259,000	11,098
Golden Entertainment, Inc. (g)	156,487	4,871
Melco Crown Entertainment Ltd. sponsored ADR	208,600	5,394
Penn National Gaming, Inc. (g)	230,900	7,400
Red Rock Resorts, Inc.	182,885	6,463
Wynn Resorts Ltd.	32,800	5,470

TOTAL GAMING		51,240

Healthcare - 1.3%
Allergan PLC	25,636	4,719
Boston Scientific Corp. (g)	180,600	6,070
Jazz Pharmaceuticals PLC (g)	45,600	7,892
Tenet Healthcare Corp. (g)	139,100	5,234

TOTAL HEALTHCARE		23,915

Homebuilders/Real Estate - 0.3%
Lennar Corp.:
Class A	90,987	4,756
Class B	2,415	104

TOTAL HOMEBUILDERS/REAL ESTATE		4,860

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	18
Services - 1.0%
CDK Global, Inc.	83,700	5,227
HD Supply Holdings, Inc. (g)	175,200	7,705
United Rentals, Inc. (g)	36,900	5,491

TOTAL SERVICES		18,423

Steel - 0.0%
ANR, Inc. (g)	3,065	100
Super Retail - 0.0%
Arena Brands Holding Corp. Class B (c)(g)(i)	42,253	154
Technology - 3.8%
Alphabet, Inc. Class A (g)	6,500	7,977
Broadcom, Inc.	26,300	5,833
CDW Corp.	58,700	4,936
Dell Technologies, Inc. (g)	69,197	6,402
Facebook, Inc. Class A (g)	28,694	4,952
First Data Corp. Class A (g)	390,000	9,071
Micron Technology, Inc. (g)	115,200	6,081
ON Semiconductor Corp. (g)	300,000	6,615
Presidio, Inc. (g)	353,944	4,941
Qorvo, Inc. (g)	85,600	6,999
Skyworks Solutions, Inc.	59,500	5,628

TOTAL TECHNOLOGY		69,435

Telecommunications - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (g)	46,800	8,762
Pendrell Corp.	37	25
T-Mobile U.S., Inc. (g)	121,700	7,302

TOTAL TELECOMMUNICATIONS		16,089

Utilities - 0.8%
NRG Energy, Inc.	299,100	9,472
The AES Corp.	198,300	2,649
Vistra Energy Corp. (g)	116,382	2,630

TOTAL UTILITIES		14,751

TOTAL COMMON STOCKS
(Cost $278,393)		356,982

Convertible Preferred Stocks - 0.4%
Technology - 0.2%
Lyft, Inc. Series I (c)(i)	84,470	4,000
Utilities - 0.2%
Vistra Energy Corp. 7.00%	45,600	4,194
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,793)		8,194
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.6%
Cable/Satellite TV - 0.4%
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.7% 2/15/24 (d)(e)	2,589	2,578
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.0716% 1/31/26 (d)(e)	4,809	4,649

TOTAL CABLE/SATELLITE TV		7,227

Chemicals - 0.4%
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/3/25 (d)(e)	7,456	7,428
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (d)(e)	223	224
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (d)(e)	514	516

TOTAL CHEMICALS		8,168

Energy - 0.9%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.5999% 3/30/23 (d)(e)	268	268
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4386% 12/31/21 (d)(e)	7,005	7,723
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (d)(e)	4,425	4,495
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (c)(d)	678	683
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0785% 3/1/24 (d)(e)	1,800	1,769
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (d)(e)	795	798
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (b)(e)	564	210

TOTAL ENERGY		15,946

Entertainment/Film - 0.2%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.83% 3/29/25 (d)(e)	3,224	3,227
Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2796% 5/31/24 (d)(e)	8,000	7,697
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (c)(d)(e)	866	868
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (c)(d)(e)	866	868

TOTAL FOOD & DRUG RETAIL		9,433

Food/Beverage/Tobacco - 0.0%
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 6/27/23 (d)(e)	788	787
Gaming - 0.5%
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (d)(e)	8,535	8,607
Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (d)(e)	811	797
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (d)(e)	345	345

TOTAL HEALTHCARE		1,142

Insurance - 0.3%
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 11/3/24 (d)(e)	4,790	4,782
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.5768% 8/4/25 (d)(e)	445	451

TOTAL INSURANCE		5,233

Leisure - 0.3%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 7/31/24 (d)(e)	55	55
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 2/28/25 (d)(e)	6,085	6,064

TOTAL LEISURE		6,119

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3285% 6/7/23 (d)(e)	2,300	2,173
Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (d)(e)	2,615	2,641
Super Retail - 0.4%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0768% 9/25/24 (d)(e)	6,585	6,637
Technology - 0.3%
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.5743% 7/13/23 (d)(e)	2,524	2,531
3 month U.S. LIBOR + 4.000% 6.0999% 4/4/25 (d)(e)	1,985	1,996

TOTAL TECHNOLOGY		4,527

Telecommunications - 0.1%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8269% 11/27/23 (d)(e)	2,155	2,161
TOTAL BANK LOAN OBLIGATIONS
(Cost $83,629)		84,028

Preferred Securities - 2.7%
Banks & Thrifts - 2.7%
Bank of America Corp.:
5.875% (d)(j)	7,110	7,211
6.1% (d)(j)	2,590	2,758
Barclays Bank PLC 7.625% 11/21/22	10,205	11,199
Citigroup, Inc. 5.35% (d)(j)	12,655	12,640
Credit Agricole SA:
6.625% (a)(d)(j)	2,830	2,892
7.875% (a)(d)(j)	2,365	2,536
8.125% (a)(d)(j)	6,230	6,891
Goldman Sachs Group, Inc. 5.375% (d)(j)	4,045	4,175
TOTAL PREFERRED SECURITIES
(Cost $49,692)		50,302
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.96% (k)	101,920,629	101,941
Fidelity Securities Lending Cash Central Fund 1.97% (k)(l)	4,063,210	4,064
TOTAL MONEY MARKET FUNDS
(Cost $106,005)		106,005
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $1,750,739)		1,821,635
NET OTHER ASSETS (LIABILITIES) - 1.1%		19,731
NET ASSETS - 100%		$1,841,366

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $687,068,000 or 37.3% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,154,000 or 0.2% of net assets.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Lyft, Inc. Series I	6/27/18	$4,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$929
Fidelity Securities Lending Cash Central Fund	144
Total	$1,073

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$103,377	$102,474	$--	$903
Consumer Staples	13,256	11,556	--	1,700
Energy	22,923	22,285	--	638
Financials	23,033	23,033	--	--
Health Care	23,915	23,915	--	--
Industrials	26,476	26,476	--	--
Information Technology	87,424	83,424	--	4,000
Materials	38,525	38,525	--	--
Telecommunication Services	7,302	7,302	--	--
Utilities	18,945	14,751	4,194	--
Corporate Bonds	1,216,124	--	1,216,123	1
Bank Loan Obligations	84,028	--	81,609	2,419
Preferred Securities	50,302	--	50,302	--
Money Market Funds	106,005	106,005	--	--
Total Investments in Securities:	$1,821,635	$459,746	$1,352,228	$9,661

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Fund

July 31, 2018

AHI-QTLY-0918
1.804861.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.9%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$2,140,000	$1,861,584
3.375% 8/15/26	1,160,000	1,053,808
		2,915,392
Nonconvertible Bonds - 87.5%
Aerospace - 2.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	3,440,000	3,465,766
Bombardier, Inc.:
6.125% 1/15/23 (a)	4,840,000	4,906,550
7.5% 12/1/24 (a)	2,015,000	2,143,456
7.5% 3/15/25 (a)	1,085,000	1,139,250
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,210,000	2,243,150
TransDigm, Inc.:
6% 7/15/22	1,140,000	1,160,178
6.375% 6/15/26	375,000	376,875
6.5% 5/15/25	3,390,000	3,458,817
		18,894,042
Air Transportation - 0.3%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	480,000	495,000
Allegiant Travel Co. 5.5% 7/15/19	1,360,000	1,373,600
		1,868,600
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
4.25% 4/15/21	1,440,000	1,443,600
5.75% 11/20/25	9,150,000	9,493,090
8% 11/1/31	2,515,000	3,030,575
		13,967,265
Broadcasting - 1.1%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,410,000	2,340,713
5% 8/1/27 (a)	1,570,000	1,491,500
5.375% 4/15/25 (a)	2,430,000	2,411,775
6% 7/15/24 (a)	1,735,000	1,793,556
		8,037,544
Cable/Satellite TV - 7.8%
Altice SA:
7.625% 2/15/25 (a)	860,000	797,650
7.75% 5/15/22 (a)	5,547,000	5,519,265
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	3,500,000	3,530,625
5.5% 5/15/26 (a)	3,140,000	3,081,125
Cablevision Systems Corp. 5.875% 9/15/22	1,195,000	1,197,988
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,495,000	2,382,725
5% 2/1/28 (a)	6,965,000	6,520,981
5.125% 2/15/23	555,000	552,225
5.125% 5/1/23 (a)	1,880,000	1,875,300
5.125% 5/1/27 (a)	4,290,000	4,096,950
5.5% 5/1/26 (a)	4,555,000	4,475,288
5.75% 2/15/26 (a)	3,940,000	3,917,542
5.875% 4/1/24 (a)	1,945,000	1,979,038
5.875% 5/1/27 (a)	820,000	813,850
CSC Holdings LLC:
5.25% 6/1/24	1,550,000	1,491,875
5.375% 2/1/28 (a)	1,100,000	1,036,431
5.5% 4/15/27 (a)	1,575,000	1,515,938
DISH DBS Corp.:
5.875% 11/15/24	3,220,000	2,672,600
6.75% 6/1/21	1,535,000	1,543,136
7.75% 7/1/26	510,000	445,613
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,610,000	1,533,525
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,210,000	1,131,350
6% 1/15/27 (a)	2,185,000	1,999,275
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,770,000	1,685,925
		55,796,220
Capital Goods - 0.6%
AECOM 5.125% 3/15/27	1,335,000	1,294,950
AECOM Technology Corp. 5.875% 10/15/24	2,560,000	2,681,600
		3,976,550
Chemicals - 3.3%
CF Industries Holdings, Inc.:
3.45% 6/1/23	745,000	713,338
4.5% 12/1/26 (a)	540,000	536,660
5.15% 3/15/34	115,000	106,231
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	2,045,000	2,106,350
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,520,000	1,468,244
5.25% 6/1/27 (a)	580,000	542,874
OCI NV 6.625% 4/15/23 (a)	2,265,000	2,313,811
Olin Corp.:
5% 2/1/30	645,000	609,525
5.125% 9/15/27	2,240,000	2,195,200
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	2,020,000	2,029,494
The Chemours Co. LLC 5.375% 5/15/27	610,000	593,225
TPC Group, Inc. 8.75% 12/15/20 (a)	4,290,000	4,268,550
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,830,000	1,807,125
Tronox Finance PLC 5.75% 10/1/25 (a)	360,000	346,950
Tronox, Inc. 6.5% 4/15/26 (a)	2,410,000	2,397,950
Valvoline, Inc. 4.375% 8/15/25	1,515,000	1,427,888
		23,463,415
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	1,660,000	1,554,175
Prestige Brands, Inc. 6.375% 3/1/24 (a)	685,000	684,144
		2,238,319
Containers - 3.5%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	2,215,000	2,215,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,200,000	1,179,000
4.625% 5/15/23 (a)	2,450,000	2,419,375
6% 2/15/25 (a)	4,345,000	4,241,806
7.25% 5/15/24 (a)	865,000	901,763
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,460,000	1,320,847
OI European Group BV 4% 3/15/23 (a)	2,105,000	1,989,225
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	925,000	914,594
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (a)(b)(c)	3,635,000	3,678,620
5.125% 7/15/23 (a)	2,030,000	2,018,632
5.75% 10/15/20	3,348,267	3,354,294
Silgan Holdings, Inc. 4.75% 3/15/25	1,085,000	1,034,819
		25,267,975
Diversified Financial Services - 5.2%
Aircastle Ltd.:
4.125% 5/1/24	705,000	684,731
5% 4/1/23	1,710,000	1,743,345
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,040,000	952,900
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,410,000	1,325,400
FLY Leasing Ltd.:
5.25% 10/15/24	1,500,000	1,413,750
6.375% 10/15/21	785,000	812,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,260,000	4,286,625
6% 8/1/20	4,120,000	4,188,701
6.25% 2/1/22	5,720,000	5,830,796
6.375% 12/15/25	1,575,000	1,582,875
6.75% 2/1/24	760,000	773,300
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(b)(c)	2,030,000	1,854,913
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585,000	1,565,188
5.25% 11/15/24 (a)	1,855,000	1,901,375
Navient Corp. 6.5% 6/15/22	1,025,000	1,040,621
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	1,065,000	1,139,550
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,575,000	1,465,223
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	790,000	738,650
6.875% 2/15/23 (a)	275,000	266,063
SLM Corp.:
5.5% 1/25/23	400,000	391,000
7.25% 1/25/22	1,020,000	1,063,350
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,990,000	1,923,733
		36,944,564
Diversified Media - 1.0%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,210,000	1,138,537
MDC Partners, Inc. 6.5% 5/1/24 (a)	4,557,000	4,021,553
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	205,000	187,063
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,540,000	1,496,688
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (a)	305,000	304,238
		7,148,079
Energy - 16.9%
Antero Resources Corp. 5.125% 12/1/22	2,120,000	2,125,300
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	517,013
California Resources Corp. 8% 12/15/22 (a)	3,345,000	2,993,775
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,555,000	1,558,888
5.875% 3/31/25	2,070,000	2,178,675
7% 6/30/24	2,185,000	2,391,209
Cheniere Energy Partners LP 5.25% 10/1/25	6,375,000	6,343,125
Chesapeake Energy Corp.:
4.875% 4/15/22	1,455,000	1,411,350
5.75% 3/15/23	2,205,000	2,127,825
8% 12/15/22 (a)	2,923,000	3,083,765
8% 1/15/25	425,000	435,625
8% 6/15/27	1,325,000	1,354,813
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	2,405,000	2,423,038
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	4,680,000	4,682,286
6.5% 5/15/26 (a)	1,490,000	1,471,375
6.875% 6/15/25 (a)	1,465,000	1,490,638
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,275,000	1,294,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,355,000	1,368,550
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,840,000	3,926,400
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	1,265,000	1,151,150
DCP Midstream Operating LP 5.375% 7/15/25	2,030,000	2,073,138
Denbury Resources, Inc.:
4.625% 7/15/23	90,000	77,063
5.5% 5/1/22	950,000	859,750
6.375% 8/15/21	305,000	286,700
9% 5/15/21 (a)	2,220,000	2,361,525
9.25% 3/31/22 (a)	1,835,000	1,945,100
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,145,000	1,192,231
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	335,000	327,463
5.75% 1/30/28 (a)	340,000	332,350
Energy Transfer Equity LP 4.25% 3/15/23	2,515,000	2,445,838
Ensco PLC:
4.5% 10/1/24	2,830,000	2,394,888
7.75% 2/1/26	3,830,000	3,715,100
8% 1/31/24	1,541,000	1,548,705
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	3,940,000	3,979,400
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	1,795,000	1,786,025
6% 10/1/22	965,000	955,350
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,535,000	1,488,950
FTS International, Inc. 6.25% 5/1/22	680,000	678,103
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,700,000	2,713,500
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,930,000	1,855,213
5.75% 10/1/25 (a)	1,470,000	1,466,325
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	875,000	846,563
Jonah Energy LLC 7.25% 10/15/25 (a)	1,075,000	889,563
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,645,000	1,654,788
Nabors Industries, Inc.:
5.5% 1/15/23	1,297,000	1,254,848
5.75% 2/1/25 (a)	2,045,000	1,937,638
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,880,000	1,814,200
4.5% 9/15/27 (a)	365,000	343,556
Noble Holding International Ltd.:
5.25% 3/15/42	765,000	543,150
7.75% 1/15/24	1,731,000	1,679,070
7.875% 2/1/26 (a)	745,000	765,488
7.95% 4/1/25 (b)	1,125,000	1,063,125
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	265,000	261,688
5.375% 1/15/25 (a)	2,080,000	2,069,600
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,850,000	2,899,875
Precision Drilling Corp.:
5.25% 11/15/24	510,000	487,050
7.125% 1/15/26 (a)	635,000	651,669
7.75% 12/15/23	750,000	793,125
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	65,000	62,075
SemGroup Corp.:
6.375% 3/15/25	265,000	254,400
7.25% 3/15/26	1,265,000	1,261,838
Southwestern Energy Co.:
4.1% 3/15/22	1,190,000	1,130,500
7.75% 10/1/27	1,350,000	1,411,594
Summit Midstream Holdings LLC 5.75% 4/15/25	2,330,000	2,248,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	2,020,000	1,906,375
5.125% 2/1/25	470,000	471,175
5.25% 5/1/23	265,000	266,988
5.375% 2/1/27	470,000	465,295
5.875% 4/15/26 (a)	2,075,000	2,116,500
6.75% 3/15/24	2,005,000	2,115,275
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	405,000	389,813
5% 1/31/28 (a)	405,000	381,206
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	2,035,000	2,093,506
Weatherford International Ltd.:
5.95% 4/15/42	453,000	336,353
6.5% 8/1/36	1,530,000	1,185,750
7% 3/15/38	560,000	452,200
9.875% 2/15/24	525,000	532,875
Weatherford International, Inc. 9.875% 3/1/25 (a)	2,845,000	2,873,450
		120,722,256
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,882,274	1,844,629
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,883,000	2,868,585
Tervita Escrow Corp. 7.625% 12/1/21 (a)	320,000	330,512
		3,199,097
Food & Drug Retail - 0.0%
Albertsons, Inc. 6.625% 6/1/28	240,000	183,000
Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,845,000	1,828,856
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	4,485,000	4,299,994
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,525,000	1,494,500
4.875% 11/1/26 (a)	610,000	600,088
Post Holdings, Inc.:
5% 8/15/26 (a)	1,280,000	1,204,403
5.625% 1/15/28 (a)	1,265,000	1,204,913
5.75% 3/1/27 (a)	1,070,000	1,043,250
Vector Group Ltd. 6.125% 2/1/25 (a)	4,580,000	4,431,150
		16,107,154
Gaming - 3.9%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	4,885,000	4,701,813
Eldorado Resorts, Inc. 6% 4/1/25	1,005,000	1,015,050
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,790,000	1,822,923
MCE Finance Ltd. 4.875% 6/6/25 (a)	315,000	297,976
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,385,000	4,132,906
4.5% 1/15/28	1,460,000	1,332,250
Scientific Games Corp.:
5% 10/15/25 (a)	1,215,000	1,169,413
6.625% 5/15/21	4,835,000	4,889,394
Stars Group Holdings BV 7% 7/15/26 (a)	2,715,000	2,796,450
Station Casinos LLC 5% 10/1/25 (a)	1,675,000	1,595,438
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,905,000	1,790,910
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	575,000	548,406
5.5% 10/1/27 (a)	1,735,000	1,661,610
		27,754,539
Healthcare - 8.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,010,000	989,800
Community Health Systems, Inc.:
5.125% 8/1/21	1,200,000	1,135,128
6.25% 3/31/23	2,730,000	2,538,900
6.875% 2/1/22	2,963,000	1,451,870
8.125% 6/30/24 (a)	331,000	272,248
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,750,000	1,701,875
HCA Holdings, Inc.:
4.5% 2/15/27	2,615,000	2,543,088
5% 3/15/24	1,915,000	1,943,725
5.25% 6/15/26	2,175,000	2,207,625
Hologic, Inc.:
4.375% 10/15/25 (a)	1,415,000	1,368,602
4.625% 2/1/28 (a)	265,000	249,100
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	846,563
5.25% 8/1/26	1,840,000	1,812,400
5.5% 5/1/24	1,970,000	1,984,775
6.375% 3/1/24	895,000	939,750
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	2,790,000	2,755,125
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	505,000	506,263
5.5% 2/1/21	815,000	826,206
Service Corp. International 4.625% 12/15/27	1,575,000	1,496,250
Teleflex, Inc.:
4.625% 11/15/27	885,000	842,741
4.875% 6/1/26	2,024,000	1,998,700
Tenet Healthcare Corp.:
4.375% 10/1/21	1,465,000	1,459,506
4.625% 7/15/24	1,015,000	983,281
5.125% 5/1/25	1,345,000	1,304,650
6.75% 6/15/23	1,370,000	1,390,824
8.125% 4/1/22	4,965,000	5,287,725
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	1,140,000	1,141,072
5.625% 12/1/21 (a)	820,000	811,800
5.875% 5/15/23 (a)	2,295,000	2,204,348
6.125% 4/15/25 (a)	6,400,000	6,000,000
6.5% 3/15/22 (a)	1,310,000	1,365,937
7% 3/15/24 (a)	4,000,000	4,241,000
8.5% 1/31/27 (a)	720,000	739,440
9% 12/15/25 (a)	860,000	911,600
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,310,000	1,318,188
		59,570,105
Homebuilders/Real Estate - 0.4%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,310,000	2,260,913
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	750,000	740,625
		3,001,538
Hotels - 0.7%
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,845,000	2,741,869
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	585,000	568,913
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,835,000	1,832,706
		5,143,488
Insurance - 0.3%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	2,130,000	2,225,850
Leisure - 0.5%
Mattel, Inc. 6.75% 12/31/25 (a)	1,395,000	1,354,894
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	590,000	595,900
7.25% 11/30/21 (a)	1,335,000	1,385,063
		3,335,857
Metals/Mining - 3.0%
Constellium NV 5.875% 2/15/26 (a)	1,165,000	1,147,525
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	1,250,000	1,217,188
6.875% 3/1/26 (a)	1,275,000	1,244,719
7% 2/15/21 (a)	1,485,000	1,499,850
7.25% 5/15/22 (a)	809,000	813,045
7.25% 4/1/23 (a)	3,585,000	3,607,406
7.5% 4/1/25 (a)	1,315,000	1,323,219
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,675,000	1,628,938
5.125% 3/15/23 (a)	770,000	748,825
5.125% 5/15/24 (a)	825,000	789,938
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,635,000	4,490,156
3.875% 3/15/23	575,000	553,438
4.55% 11/14/24	1,145,000	1,107,072
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,665,000	1,598,400
		21,769,719
Publishing/Printing - 0.2%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,825,000	1,697,250
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,180,000	1,122,475
5% 10/15/25 (a)	2,075,000	1,989,406
Golden Nugget, Inc. 6.75% 10/15/24 (a)	3,065,000	3,057,338
Yum! Brands, Inc. 5.35% 11/1/43	645,000	559,538
		6,728,757
Services - 3.8%
APX Group, Inc.:
6.375% 12/1/19	2,976,000	3,016,920
7.625% 9/1/23	1,125,000	1,016,269
8.75% 12/1/20	7,465,000	7,390,350
Aramark Services, Inc.:
4.75% 6/1/26	3,135,000	3,048,788
5% 2/1/28 (a)	1,320,000	1,273,404
Ashtead Capital, Inc. 4.375% 8/15/27 (a)	225,000	214,245
Avantor, Inc.:
6% 10/1/24 (a)	1,140,000	1,139,288
9% 10/1/25 (a)	2,070,000	2,098,463
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,525,000	1,555,500
CDK Global, Inc.:
4.875% 6/1/27	715,000	699,806
5.875% 6/15/26	1,330,000	1,363,250
IHS Markit Ltd. 4.75% 2/15/25 (a)	1,250,000	1,251,563
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,860,000	1,999,500
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,625,000	1,283,750
		27,351,096
Steel - 0.3%
Commercial Metals Co. 5.375% 7/15/27	2,560,000	2,380,800
Super Retail - 0.5%
Netflix, Inc.:
4.375% 11/15/26	2,245,000	2,107,606
4.875% 4/15/28 (a)	1,825,000	1,726,906
		3,834,512
Technology - 2.9%
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,080,000	2,088,940
Gartner, Inc. 5.125% 4/1/25 (a)	525,000	529,671
Micron Technology, Inc. 5.5% 2/1/25	735,000	759,806
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	1,566,000	1,560,128
5.625% 12/15/26	625,000	621,875
NXP BV/NXP Funding LLC 3.875% 9/1/22 (a)	1,490,000	1,467,650
Open Text Corp. 5.875% 6/1/26 (a)	4,285,000	4,392,125
Qorvo, Inc. 5.5% 7/15/26 (a)	835,000	850,615
Sensata Technologies BV 5% 10/1/25 (a)	3,030,000	3,030,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465,000	487,669
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,455,000	2,714,635
Symantec Corp. 5% 4/15/25 (a)	2,295,000	2,263,621
TTM Technologies, Inc. 5.625% 10/1/25 (a)	120,000	118,500
		20,885,235
Telecommunications - 6.8%
Altice Financing SA 6.625% 2/15/23 (a)	2,410,000	2,437,113
Altice Finco SA 7.625% 2/15/25 (a)	1,945,000	1,779,675
Frontier Communications Corp.:
10.5% 9/15/22	1,470,000	1,334,025
11% 9/15/25	2,460,000	1,992,600
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	2,745,000	2,895,975
Level 3 Financing, Inc.:
5.125% 5/1/23	2,500,000	2,471,875
5.375% 1/15/24	365,000	361,350
5.375% 5/1/25	975,000	950,625
Neptune Finco Corp. 6.625% 10/15/25 (a)	1,500,000	1,548,750
Qwest Corp. 6.75% 12/1/21	910,000	967,366
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,950,000	2,037,750
SFR Group SA:
6% 5/15/22 (a)	2,475,000	2,550,983
6.25% 5/15/24 (a)	2,335,000	2,320,406
8.125% 2/1/27 (a)	2,020,000	2,063,127
Sprint Communications, Inc. 6% 11/15/22	4,780,000	4,832,293
Sprint Corp.:
7.25% 9/15/21	2,205,000	2,318,006
7.875% 9/15/23	3,945,000	4,206,356
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,525,000	1,433,500
5.125% 4/15/25	1,505,000	1,511,622
6.375% 3/1/25	1,140,000	1,188,450
U.S. West Communications 7.25% 9/15/25	1,005,000	1,068,273
Wind Tre SpA 5% 1/20/26 (a)	2,710,000	2,433,851
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,370,000	2,346,300
6.375% 5/15/25	1,200,000	1,242,000
		48,292,271
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,950,000	4,059,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	615,000	485,850
11.25% 8/15/22 (a)	1,250,000	1,190,625
		5,735,475
Utilities - 6.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,080,000	5,499,100
DPL, Inc. 6.75% 10/1/19	563,000	579,890
Dynegy, Inc.:
5.875% 6/1/23	1,315,000	1,352,806
7.625% 11/1/24	1,890,000	2,025,230
8% 1/15/25 (a)	2,998,000	3,256,578
8.125% 1/30/26 (a)	4,260,000	4,681,953
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,400,000	3,298,000
7% 6/15/23	4,325,000	4,292,563
InterGen NV 7% 6/30/23 (a)	2,383,200	2,349,692
NRG Energy, Inc.:
5.75% 1/15/28 (a)	875,000	868,263
6.25% 5/1/24	490,000	504,088
6.625% 1/15/27	1,795,000	1,848,850
NRG Yield Operating LLC 5% 9/15/26	905,000	850,134
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,520,706	8,263,376
The AES Corp.:
4.5% 3/15/23	1,040,000	1,036,100
4.875% 5/15/23	2,590,000	2,599,713
5.125% 9/1/27	1,660,000	1,676,600
6% 5/15/26	1,500,000	1,567,500
		46,550,436

TOTAL NONCONVERTIBLE BONDS		625,915,637

TOTAL CORPORATE BONDS
(Cost $630,201,056)		628,831,029
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (d)	47,062	400,027
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)(e)	1	23,749
TOTAL COMMON STOCKS
(Cost $3,115,580)		423,776
	Principal Amount	Value

Bank Loan Obligations - 4.6%
Aerospace - 0.5%
TransDigm, Inc. Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 6/9/23 (b)(c)	3,492,790	3,493,244
Cable/Satellite TV - 0.8%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.0716% 1/31/26 (b)(c)	1,324,988	1,280,932
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 9/30/25 (b)(c)	1,645,000	1,640,378
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3285% 8/19/23 (b)(c)	2,198,388	2,104,275
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 1/19/21 (b)(c)	735,688	736,379

TOTAL CABLE/SATELLITE TV		5,761,964

Containers - 0.4%
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 2/5/23 (b)(c)	2,667,589	2,675,539
Energy - 0.3%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (b)(c)	695,000	706,002
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5768% 8/23/21 (b)(c)	1,160,000	1,211,620

TOTAL ENERGY		1,917,622

Gaming - 0.5%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.08% 10/20/24 (b)(c)	1,994,975	1,992,481
3 month U.S. LIBOR + 7.000% 9.07% 10/20/25 (b)(c)	670,000	675,863
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9211% 8/14/24 (b)(c)	666,978	667,072

TOTAL GAMING		3,335,416

Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 8/24/22 (b)(c)	859,115	857,122
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(c)	85,000	81,843
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	387,075	381,571
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5957% 6/21/24 (b)(c)	2,192,850	2,202,455

TOTAL SERVICES		2,665,869

Technology - 0.3%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 2/15/24 (b)(c)	1,833,519	1,836,727
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 3/3/23 (b)(c)	432,786	433,124

TOTAL TECHNOLOGY		2,269,851

Telecommunications - 1.3%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.331% 2/22/24 (b)(c)	1,570,000	1,572,182
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/1/24 (b)(c)	2,073,750	2,053,801
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 2/2/26 (b)(c)	1,235,000	1,234,691
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5768% 11/1/24 (b)(c)	2,203,925	2,205,997
3 month U.S. LIBOR + 8.250% 10.3268% 11/1/25 (b)(c)	740,000	740,185
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.8216% 7/31/25 (b)(c)	1,984,875	1,889,601

TOTAL TELECOMMUNICATIONS		9,696,457

TOTAL BANK LOAN OBLIGATIONS
(Cost $32,729,815)		32,673,084

Preferred Securities - 3.0%
Banks & Thrifts - 2.7%
Bank of America Corp.:
5.2% (b)(f)	1,450,000	1,439,214
5.875% (b)(f)	1,305,000	1,323,519
6.25% (b)(f)	1,600,000	1,706,489
6.5% (b)(f)	635,000	692,315
Barclays PLC 6.625% (b)(f)	2,935,000	2,981,435
Citigroup, Inc.:
5.875% (b)(f)	785,000	821,318
5.95% (b)(f)	1,235,000	1,262,925
5.95% (b)(f)	1,135,000	1,206,447
Credit Agricole SA:
6.625% (a)(b)(f)	4,015,000	4,103,415
7.875% (a)(b)(f)	1,480,000	1,586,924
Royal Bank of Scotland Group PLC:
7.5% (b)(f)	925,000	961,095
8.625% (b)(f)	1,415,000	1,537,539

TOTAL BANKS & THRIFTS		19,622,635

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(f)	1,940,000	2,005,603
TOTAL PREFERRED SECURITIES
(Cost $20,727,986)		21,628,238
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.96% (g)
(Cost $17,720,827)	17,717,569	17,721,113
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $704,495,264)		701,277,240
NET OTHER ASSETS (LIABILITIES) - 2.0%		14,116,431
NET ASSETS - 100%		$715,393,671

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $364,224,716 or 50.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$248,723
Total	$248,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$400,027	$400,027	$--	$--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	628,831,029	--	628,831,029	--
Bank Loan Obligations	32,673,084	--	32,673,084	--
Preferred Securities	21,628,238	--	21,628,238	--
Money Market Funds	17,721,113	17,721,113	--	--
Total Investments in Securities:	$701,277,240	$18,121,140	$683,132,351	$23,749

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

July 31, 2018

FAV-QTLY-0918
1.804833.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	21,428	$358,276
Distributors - 0.4%
LKQ Corp. (a)	12,100	405,592
Diversified Consumer Services - 0.6%
H&R Block, Inc.	7,200	181,152
Houghton Mifflin Harcourt Co. (a)	45,376	288,138
ServiceMaster Global Holdings, Inc. (a)	2,672	152,277
		621,567
Hotels, Restaurants & Leisure - 1.9%
Dine Brands Global, Inc.	3,100	220,193
Eldorado Resorts, Inc. (a)	15,958	683,800
Hilton Grand Vacations, Inc. (a)	4,000	138,360
The Stars Group, Inc. (a)	6,000	205,800
U.S. Foods Holding Corp. (a)	20,845	704,769
		1,952,922
Household Durables - 2.0%
D.R. Horton, Inc.	15,111	660,351
Mohawk Industries, Inc. (a)	4,215	793,937
Tempur Sealy International, Inc. (a)	11,800	576,666
		2,030,954
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	21,355	454,648
Leisure Products - 0.9%
Mattel, Inc.	37,717	598,569
Vista Outdoor, Inc. (a)	18,044	293,035
		891,604
Media - 4.3%
Discovery Communications, Inc. Class A (a)(b)	17,700	470,466
DISH Network Corp. Class A (a)	14,348	452,823
Entercom Communications Corp. Class A	52,274	394,669
GCI Liberty, Inc. (a)	14,941	718,812
Grupo Televisa SA de CV (CPO) sponsored ADR	11,274	224,127
Interpublic Group of Companies, Inc.	22,732	512,607
Liberty Broadband Corp. Class C (a)	346	27,497
Liberty Global PLC Class C (a)	14,484	393,096
Nexstar Broadcasting Group, Inc. Class A	5,100	379,695
Sinclair Broadcast Group, Inc. Class A	17,934	462,697
The Walt Disney Co.	1,800	204,408
Tribune Media Co. Class A	2,200	74,470
		4,315,367
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	8,514	777,158
Specialty Retail - 1.9%
Lowe's Companies, Inc.	6,240	619,882
Michaels Companies, Inc. (a)	25,600	522,496
O'Reilly Automotive, Inc. (a)	600	183,600
Sally Beauty Holdings, Inc. (a)	35,437	584,356
		1,910,334

TOTAL CONSUMER DISCRETIONARY		13,718,422

CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,508	574,511
Food Products - 3.7%
Darling International, Inc. (a)	33,961	682,276
Greencore Group PLC	154,800	360,243
Mondelez International, Inc.	14,100	611,658
Nomad Foods Ltd. (a)	23,498	446,462
The J.M. Smucker Co.	4,894	543,821
TreeHouse Foods, Inc. (a)	8,872	421,331
Tyson Foods, Inc. Class A	11,927	687,592
		3,753,383
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	9,091	794,281
Personal Products - 0.5%
Coty, Inc. Class A	37,863	507,743
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	11,127	611,677

TOTAL CONSUMER STAPLES		6,241,595

ENERGY - 8.3%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	26,804	926,882
TechnipFMC PLC	2,197	71,512
		998,394
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	5,700	416,955
Cenovus Energy, Inc.	44,169	443,099
Cheniere Energy, Inc. (a)	11,155	708,343
Concho Resources, Inc. (a)	1,886	275,073
Devon Energy Corp.	8,404	378,264
Diamondback Energy, Inc.	1,915	252,684
Encana Corp.	50,000	689,934
Energen Corp. (a)	2,147	159,264
Enterprise Products Partners LP	6,735	195,315
EQT Corp.	11,072	550,057
GasLog Ltd.	1,209	20,372
Golar LNG Ltd.	9,600	249,696
Lundin Petroleum AB	15,600	514,681
Marathon Petroleum Corp.	3,067	247,906
Newfield Exploration Co. (a)	3,407	97,849
Noble Energy, Inc.	6,100	220,149
Teekay LNG Partners LP	28,700	459,200
Teekay Offshore Partners LP	140,100	355,854
Valero Energy Corp.	7,400	875,790
WPX Energy, Inc. (a)	15,340	287,932
		7,398,417

TOTAL ENERGY		8,396,811

FINANCIALS - 14.7%
Banks - 3.5%
CIT Group, Inc.	11,043	584,506
First Citizen Bancshares, Inc.	794	323,015
Hilltop Holdings, Inc.	4,841	100,693
PNC Financial Services Group, Inc.	4,400	637,252
U.S. Bancorp	17,431	924,017
Wells Fargo & Co.	16,171	926,437
		3,495,920
Capital Markets - 4.7%
Ameriprise Financial, Inc.	6,131	893,103
Apollo Global Management LLC Class A	21,634	768,007
Ares Management LP	27,698	591,352
Invesco Ltd.	13,371	360,883
Legg Mason, Inc.	19,631	670,006
State Street Corp.	6,600	582,846
The Blackstone Group LP	21,120	737,510
Tullett Prebon PLC	51,390	188,865
		4,792,572
Consumer Finance - 3.3%
Capital One Financial Corp.	5,248	494,991
Discover Financial Services	8,038	573,994
Navient Corp.	28,579	377,529
OneMain Holdings, Inc. (a)	17,116	569,107
SLM Corp. (a)	54,590	616,321
Synchrony Financial	24,523	709,696
		3,341,638
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	2,416	478,054
Donnelley Financial Solutions, Inc. (a)	23,060	479,648
		957,702
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	19,801	404,336
American International Group, Inc.	9,214	508,705
Chubb Ltd.	3,684	514,728
FNF Group	15,446	625,563
Sul America SA unit	47,300	278,132
		2,331,464

TOTAL FINANCIALS		14,919,296

HEALTH CARE - 7.0%
Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc. (a)	2,900	385,584
Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	650	61,230
Teleflex, Inc.	390	106,357
The Cooper Companies, Inc.	250	65,125
Zimmer Biomet Holdings, Inc.	1,472	184,765
		417,477
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	1,165	58,192
Centene Corp. (a)	469	61,125
Cigna Corp.	3,400	610,028
CVS Health Corp.	8,338	540,803
DaVita HealthCare Partners, Inc. (a)	1,379	96,916
McKesson Corp.	2,048	257,229
MEDNAX, Inc. (a)	500	21,395
Molina Healthcare, Inc. (a)	651	67,763
Premier, Inc. (a)	10,300	385,220
Universal Health Services, Inc. Class B	5,213	636,507
		2,735,178
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,845	187,884
Bio-Rad Laboratories, Inc. Class A (a)	340	104,261
Bruker Corp.	500	16,200
PerkinElmer, Inc.	1,051	83,218
QIAGEN NV (a)	1,100	39,732
Quintiles Transnational Holdings, Inc. (a)	1,109	135,231
		566,526
Pharmaceuticals - 3.0%
Allergan PLC	3,100	570,679
Bayer AG	4,300	478,707
Indivior PLC (a)	59,200	237,616
Jazz Pharmaceuticals PLC (a)	5,144	890,324
Mallinckrodt PLC (a)	17,600	412,720
Mylan NV (a)	3,128	116,706
Perrigo Co. PLC	1,135	91,390
The Medicines Company (a)	5,700	226,461
		3,024,603

TOTAL HEALTH CARE		7,129,368

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.6%
Huntington Ingalls Industries, Inc.	3,100	722,455
Ultra Electronics Holdings PLC	8,000	173,362
United Technologies Corp.	5,169	701,640
		1,597,457
Airlines - 1.3%
American Airlines Group, Inc.	22,267	880,437
JetBlue Airways Corp. (a)	24,897	448,146
		1,328,583
Building Products - 0.3%
Johnson Controls International PLC	9,100	341,341
Commercial Services & Supplies - 0.6%
The Brink's Co.	7,800	622,830
Construction & Engineering - 1.5%
AECOM (a)	27,795	932,800
Arcadis NV	11,681	213,630
Astaldi SpA (a)	51,138	115,650
Williams Scotsman Corp. (a)	17,000	283,900
		1,545,980
Electrical Equipment - 1.9%
Acuity Brands, Inc.	3,800	528,314
Hubbell, Inc. Class B	4,500	554,625
Regal Beloit Corp.	6,866	590,133
Sensata Technologies, Inc. PLC (a)	4,579	248,960
		1,922,032
Machinery - 1.6%
Allison Transmission Holdings, Inc.	17,583	826,401
SPX Corp. (a)	12,400	460,040
WABCO Holdings, Inc. (a)	2,200	276,496
		1,562,937
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	138	198,145
Professional Services - 0.7%
Nielsen Holdings PLC	28,309	666,960
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	6,900	240,465
CSX Corp.	1,512	106,868
Knight-Swift Transportation Holdings, Inc. Class A	7,100	231,105
Norfolk Southern Corp.	622	105,118
		683,556
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	9,761	547,885
Ashtead Group PLC	16,428	504,780
Fortress Transportation & Infrastructure Investors LLC	25,535	475,717
HD Supply Holdings, Inc. (a)	23,095	1,015,718
MRC Global, Inc. (a)	4,902	111,030
		2,655,130
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	13,800	626,658

TOTAL INDUSTRIALS		13,751,609

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	16,774	538,613
Electronic Equipment & Components - 1.6%
Avnet, Inc.	11,671	511,773
Dell Technologies, Inc. (a)	3,756	347,505
Jabil, Inc.	16,632	468,523
TE Connectivity Ltd.	3,079	288,102
		1,615,903
Internet Software & Services - 0.0%
eBay, Inc. (a)	800	26,760
IT Services - 4.6%
Alliance Data Systems Corp.	1,600	359,808
Amdocs Ltd.	6,741	455,557
Cognizant Technology Solutions Corp. Class A	6,364	518,666
Conduent, Inc. (a)	30,333	544,781
DXC Technology Co.	8,812	746,729
First Data Corp. Class A (a)	27,565	641,162
Leidos Holdings, Inc.	14,215	972,590
Unisys Corp. (a)(b)	27,848	357,847
		4,597,140
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc.	1,700	377,009
NXP Semiconductors NV (a)	3,900	371,826
Qualcomm, Inc.	8,857	567,645
		1,316,480
Software - 1.0%
Micro Focus International PLC	30,400	496,050
Nuance Communications, Inc. (a)	19,500	288,015
Totvs SA	33,200	260,590
		1,044,655
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (a)	7,700	214,984

TOTAL INFORMATION TECHNOLOGY		9,354,535

MATERIALS - 10.1%
Chemicals - 6.5%
Axalta Coating Systems Ltd. (a)	21,255	642,964
Celanese Corp. Class A	1,960	231,496
DowDuPont, Inc.	13,426	923,306
FMC Corp.	9,223	828,963
LyondellBasell Industries NV Class A	6,782	751,378
Nutrien Ltd.	12,400	673,452
Olin Corp.	5,415	159,797
Orion Engineered Carbons SA	13,900	455,920
Platform Specialty Products Corp. (a)	32,400	400,464
The Chemours Co. LLC	13,756	630,162
Tronox Ltd. Class A	17,900	330,255
Westlake Chemical Corp.	4,662	499,860
		6,528,017
Construction Materials - 0.5%
Eagle Materials, Inc.	5,323	528,840
Containers & Packaging - 2.3%
Avery Dennison Corp.	1,568	179,818
Ball Corp.	5,012	195,318
Crown Holdings, Inc. (a)	15,800	715,266
Graphic Packaging Holding Co.	41,923	609,141
Silgan Holdings, Inc.	16,555	455,428
WestRock Co.	3,300	191,334
		2,346,305
Metals & Mining - 0.8%
Antofagasta PLC	6,259	82,399
Constellium NV (a)	30,100	394,310
Randgold Resources Ltd. sponsored ADR	1,382	102,061
Steel Dynamics, Inc.	4,458	209,927
		788,697

TOTAL MATERIALS		10,191,859

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.4%
American Tower Corp.	6,743	999,582
Colony NorthStar, Inc.	57,726	355,592
Corporate Office Properties Trust (SBI)	19,447	578,354
Douglas Emmett, Inc.	15,343	595,922
Equinix, Inc.	1,672	734,476
Equity Lifestyle Properties, Inc.	7,638	694,982
Grivalia Properties REIC	26,258	263,140
iStar Financial, Inc.	5,566	60,502
National Retail Properties, Inc.	16,221	723,619
Outfront Media, Inc.	20,603	437,814
Public Storage	4,296	935,798
SL Green Realty Corp.	6,961	717,749
Spirit Realty Capital, Inc.	54,870	459,262
Taubman Centers, Inc.	8,527	529,100
VEREIT, Inc.	55,420	422,855
		8,508,747
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	10,321	513,986
Howard Hughes Corp. (a)	2,763	374,525
		888,511

TOTAL REAL ESTATE		9,397,258

UTILITIES - 6.0%
Electric Utilities - 3.7%
Evergy, Inc.	13,779	772,864
Exelon Corp.	12,871	547,018
PG&E Corp.	11,542	497,229
PPL Corp.	40,714	1,171,337
Vistra Energy Corp. (a)	35,011	791,249
		3,779,697
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	23,209	735,029
The AES Corp.	39,294	524,968
		1,259,997
Multi-Utilities - 1.1%
Sempra Energy	9,157	1,058,458

TOTAL UTILITIES		6,098,152

TOTAL COMMON STOCKS
(Cost $89,098,163)		99,198,905
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.93% to 1.97% 10/4/18 to 10/18/18
(Cost $39,839)	40,000	39,839
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.96% (c)	768,983	$769,136
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	744,034	744,109
TOTAL MONEY MARKET FUNDS
(Cost $1,513,185)		1,513,245
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $90,651,187)		100,751,989
NET OTHER ASSETS (LIABILITIES) - 0.5%		456,848
NET ASSETS - 100%		$101,208,837

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Sept. 2018	$993,000	$(948)	$(948)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,877
Fidelity Securities Lending Cash Central Fund	4,607
Total	$20,484

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,718,422	$13,718,422	$--	$--
Consumer Staples	6,241,595	5,629,918	611,677	--
Energy	8,396,811	8,396,811	--	--
Financials	14,919,296	14,919,296	--	--
Health Care	7,129,368	6,650,661	478,707	--
Industrials	13,751,609	13,553,464	198,145	--
Information Technology	9,354,535	8,858,485	496,050	--
Materials	10,191,859	10,191,859	--	--
Real Estate	9,397,258	9,397,258	--	--
Utilities	6,098,152	6,098,152	--	--
U.S. Government and Government Agency Obligations	39,839	--	39,839	--
Money Market Funds	1,513,245	1,513,245	--	--
Total Investments in Securities:	$100,751,989	$98,927,571	$1,824,418	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(948)	$(948)	$--	$--
Total Liabilities	$(948)	$(948)	$--	$--
Total Derivative Instruments:	$(948)	$(948)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018